Partners' Capital - Navios Containers Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 08, 2017	Mar. 13, 2018	Aug. 29, 2017	Nov. 09, 2017	Dec. 31, 2017	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Value of the issuance in Private Placement					$ 142,503	$ 29,055
Common units outstanding					29,148,554	34,603,100
Number of warrants outstanding					2,477,627
Minimum
Subsidiary, Sale of Stock [Line Items]
Percentage of outstanding common units holders’ vote required to remove the general partner						75.00%
Navios Partners
Subsidiary, Sale of Stock [Line Items]
Common units outstanding						11,592,276
Ownership percentage						33.50%
Navios Holdings
Subsidiary, Sale of Stock [Line Items]
Common units outstanding						1,263,276
Ownership percentage						3.70%
Private Placement
Subsidiary, Sale of Stock [Line Items]
Transaction date	Jun. 08, 2017	Mar. 13, 2018	Aug. 29, 2017	Nov. 09, 2017
Number of shares sold in Private Placement	10,057,645	5,454,546	10,000,000	9,090,909
Proceeds from issuance of Private Placement	$ 50,288	$ 30,000	$ 50,000	$ 50,000
Price per share	$ 5	$ 5.5	$ 5	$ 5.5
Private Placement | Navios Partners
Subsidiary, Sale of Stock [Line Items]
Value of the issuance in Private Placement	$ 30,000	$ 14,460	$ 10,000	$ 10,000
Number of shares sold in Private Placement	6,000,000	2,629,095	2,000,000	1,818,182
Private Placement | Navios Partners | Warrant
Subsidiary, Sale of Stock [Line Items]
Expected warrants terms	5 years	5 years	5 years	5 years
Ownership percentage	6.80%	6.80%	6.80%	6.80%
Exercise price	$ 5	$ 5.5	$ 5	$ 5.5
Private Placement | Navios Holdings
Subsidiary, Sale of Stock [Line Items]
Value of the issuance in Private Placement	$ 5,000	$ 500
Number of shares sold in Private Placement	1,000,000	90,909
Private Placement | Navios Holdings | Warrant
Subsidiary, Sale of Stock [Line Items]
Expected warrants terms	5 years	5 years	5 years	5 years
Ownership percentage	1.70%	1.70%	1.70%	1.70%
Exercise price	$ 5	$ 5.5	$ 5	$ 5.5